united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22808

PREDEX

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

PREDEX

Semi-Annual Report

October 31, 2016

INVESTOR INFORMATION: (877) 940-7202

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of PREDEX. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

PREDEX
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures for the period ended October 31, 2016, compared to its benchmarks:

July 1, 2016*
Total Returns as of October 31, 2016	to October 31,
2016
PREDEX	0.52%
Barclays Aggregate Bond Index	(0.31)%
S&P 500 Total Return Index	1.96%

*	Date of organization was February 5, 2013. The Fund commenced operations on July 1, 2016.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s estimated total gross annual operating expenses, per its prospectus dated September 1, 2016, including underlying funds, are 1.00%. The chart does not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or the redemption of the Fund shares.

Portfolio Composition as of October 31, 2016 (Unaudited)

Percent of Net
Assets
Real Estate Investment Trusts	45.8%
Total Investments	45.8%
Other Assets Less Liabilities	54.2%
Total Net Assets	100.0%

See the Portfolio of Investments in this semi-annual report for a more detailed account of the Fund’s holdings.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (45.8%)

	DIVERSIFIED (45.8%)

	Private Investment Funds * (38.3%)
2,093	AEW Core Property Trust (U.S.), Inc. - Class A	$2,029,294
8	American Core Realty Fund	1,009,224
16,832	Barings Core Property Fund	2,043,462
		5,081,980
	Public Non-Traded Fund (7.6%)
88,652	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	1,002,660

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,046,986)	6,084,640

	TOTAL INVESTMENTS (45.8%)
	(Cost $6,046,986) **	6,084,640

	OTHER ASSETS LESS LIABILITIES (54.2%)	7,196,281

	NET ASSETS (100.0%)	$13,280,921

*	Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $5,081,980 or 38.3% of net assets.

**	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,046,986 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$37,654
Unrealized depreciation:	—
Net unrealized appreciation:	$37,654

See Notes to Financial Statements.

PREDEX
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2016

ASSETS:
Cash	$7,205,441
Investments in Securities, at Value (identified cost $6,046,986)	6,084,640
Dividends Receivable	17,497
Due from Advisor	28,932
Prepaid Expenses	13,635
Total Assets	13,350,145

LIABILITIES:
Payable to Related Parties	7,503
Accrued Expenses and Other Liabilities	61,721
Total liabilities	69,224

NET ASSETS	$13,280,921

COMPONENTS OF NET ASSETS
At October 31, 2016 the components of net assets were as follows;
Paid-in Capital	$13,217,984
Accumulated Undistributed Net Investment Income	25,283
Net Unrealized Appreciation of Investments	37,654
NET ASSETS	$13,280,921

Shares of beneficial interest outstanding, Unlimited shares authorized without par value	528,592

Net Asset Value per Share	$25.13

See Notes to Financial Statements.

PREDEX
STATEMENT OF OPERATIONS (Unaudited)
For the six months ended October 31, 2016

INVESTMENT INCOME:
Dividend Income	$75,565
Interest Income	182
Total Investment Income	75,747

EXPENSES:
Legal Fees	36,723
Organizational Cost	34,148
Investment Advisory Fees	22,930
Trustees Fees	21,904
Audit Fees	12,178
Registration Fees	11,795
Administration Fees	10,784
Professional Fees	10,110
Fund Accounting Fees	9,772
Insurance Fees	6,931
Transfer Agent Fees	6,402
Printing Fees	4,381
Non 12B-1 Shareholder Servicing	3,033
Custodian Fees	1,129
Miscellanoues Expenses	674
Total Expenses	192,894
Less: Expenses Waiver/Reimbursed by Advisor	(142,430)
Net Expenses	50,464
Net Investment Income	25,283

Net Change in Unrealized Appreciation on Investments	37,654
Net Increase in Net Assets Resulting from Operations	$62,937

See Notes to Financial Statements.

PREDEX
STATEMENT OF CHANGES IN NET ASSETS
October 31, 2016

	For the Six Months	Year
	Ended	Ended
	October 31, 2016	April 30, 2016
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,283	$—
Net change in unrealized appreciation on investments	37,654
Net increase in net assets resulting from operations	62,937	—

BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares issued	13,251,274
Cost of shares redeemed	(133,290)
Total beneficial interest transactions	13,117,984	—

Increase in net assets	13,180,921	—

NET ASSETS:
Beginning of period	100,000	100,000
End of period*	$13,280,921	$100,000

* Includes accumulated undistributed net investment income of:	$25,283	$—

Share Activity:
Shares sold	529,898	—
Shares redeemed	(5,306)
Net increase in shares of beneficial interest outstanding	524,592	—

See Notes to Financial Statements.

PREDEX
FINANCIAL HIGHLIGHTS
October 31, 2016

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	February 5, 2013 (1)
	October 31, 2016 (2)		April 30, 2016	April 30, 2015	April 30, 2014	to April 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00		$25.00	$25.00	$25.00	$—

From Operations:
Net investment income (a)	0.05		—	—	—	—
Net gain from investments (both realized and unrealized)	0.08		—	—	—	—
Total from operations	0.13		—	—	—	—

Net Asset Value, End of Period	$25.13		$25.00	$25.00	$25.00	$—
Total Return (b)	0.52	% (d)	0.00%	0.00%	0.00%	0.00	% (d)

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$13,281		$100	$100	$100	$—
Ratio of expenses to average net assets,
before reimbursement	4.59	% (c)	57.26%	2.25%	30.01%	0.00	% (c)(e)
net of reimbursement	1.20	% (c)	0.00%	0.00%	0.00%	0.00	% (c)
Ratio of net investment income to average net assets:	0.60	% (c)	0.00%	0.00%	0.00%	0.00	% (c)
Portfolio turnover rate	0	% (d)	0%	0%	0%	0	% (d)

(1)	Date of organization of the Fund

(2)	Commencement of operations was July 1, 2016.

(a) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	There were no net assets at April 30, 2013.

See Notes to Financial Statements.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2016

(1)	ORGANIZATION

PREDEX (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund is non-diversified, engages in a continuous offering of shares and operates as an interval fund that offers to make quarterly repurchases of shares at net asset value. The Fund’s investment advisor is PREDEX Capital Management, LLC (the “Advisor”).

The investment objective of the Fund is to seek consistent current income while secondarily seeking long-term capital appreciation with moderate volatility.

The Fund was organized as a statutory trust on February 5, 2013 (date of organization), under the laws of the State of Delaware. The Advisor purchased the initial shares at $10.00 per share on June 7, 2013. Prior to offering shares to the public, the share price has been changed to $25.00 per share as stated in the Prospectus and the number of shares issued to the Advisor has been reduced to 4,000. The Fund commenced investment operations on July 1, 2016.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund may use fair valuation procedures to value a substantial portion of its assets. The Fund may use the fair value of a security to calculate its net asset value (“NAV”) when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Real Estate Investment Trusts – The Fund invests a significant portion of its assets in Private Investment Funds (“Private Funds”). The Private Funds measure their real estate investments at fair value, and report a NAV per share on a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark that the Fund has deemed to be representative of the entire Private Fund market.

Fair Value Measurements – The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$1,002,660	$—	$5,081,980	$6,084,640
Total	$1,002,660	$—	$5,081,980	$6,084,640

*	Refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Real Estate
Investment
Trusts
Beginning balance	$—
Realized gain (loss)	—
Change in appreciation	34,994
Cost of purchases	5,046,986
Proceeds from sales	—
Net transfers in/out of Level 3	—
Ending balance	$5,081,980

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of October 31, 2016 the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after filing.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, with respect to the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by the Advisor. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.55%

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

of the average daily net assets of the Fund. For the six months ended October 31, 2016, the Advisor earned advisory fees of $22,930.

The Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund at least until the August 31, 2017 so that Net Annual Operating Expenses (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.20% per annum of the Fund’s average daily net assets. The Agreement allows the Advisor to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitation. The amount that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under the Agreement, the Advisor can only recover such amounts for a period of up to three fiscal years subsequent to the fiscal year fees were waived or reimbursed by the Advisor. As of October 31, 2016, the amount recoverable by the Advisor under the Agreement was $89,523. $30,009, $2,253 and $57,261 are subject to recapture by April 30, 2017, April 30, 2018, and April 30, 2019, respectively.

Northern Lights Distributors, LLC (the “Distributor”) is serving as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. Certain officers of the Fund are also officers of NCLS, and are not paid any fees directly by the Fund for servicing in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor an annual fee of $20,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trustee who serves a Chairperson of the Audit Committee receives an additional annual fee of $5,000. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

(4)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended October 31, 2016 amounted to $6,046,986 and $0, respectively.

PREDEX
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

(5)	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended October 31, 2016, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	06/16/16	09/28/16
Repurchase Request Deadline	07/15/16	10/28/16
Repurchase Pricing Date	07/15/16	10/28/16
Net Asset Value as of Repurchase
Pricing Date	$25.00	$25.12
Amount Repurchased	$—	$133,290
Percentage of Outstanding Shares Repurchased	0.00%	0.99%

(6)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PREDEX
EXPENSE EXAMPLES (Unaudited)
October 31, 2016

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account Value	Expense	Expenses Paid
	Value*	(10/31/16)	Ratio	During the Period*
Actual	$1,000.00	$1,005.20	1.20%	$ 4.05
Hypothetical	$1,000.00	$1,019.16	1.20%	$ 6.11
(5% return before expenses)

*	“Actual” expense information for the Fund is for the period from July 1, 2016 through October 31, 2016. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 123/365 (to reflect the period from July 1, 2016 through October 31, 2016). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

PRIVACY NOTICE

FACTS	WHAT DOES PREDEX DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons PREDEX chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does PREDEX share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-940-7202

Who we are
Who is providing this notice?	PREDEX
What we do
How does PREDEX protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PREDEX collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ PREDEX does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ PREDEX does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ PREDEX doesn’t jointly market.

Investment Advisor
PREDEX Capital Management, LLC
18500 Von Karman Ave, Suite 350
Irvine, CA 92612

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
RSM US LLP
555 Seventeenth Street, Suite 1000
Denver, CO 80202

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (877) 940-7202 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling (877) 940-7202.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 1/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 1/6/17

By (Signature and Title)

/s/ Michael Achterberg

Michael Achterberg, Principal Financial Officer/Treasurer

Date 1/6/17